Reconciliation of Changes in Liabilities arising from Financing Activities	12 Months Ended
Dec. 31, 2022
Reconciliation of Changes in Liabilities arising from Financing Activities
Reconciliation of Changes in Liabilities arising from Financing Activities

25. Reconciliation of Changes in Liabilities arising from Financing Activities

Financial liabilities reconcile to the Cash flow from financing activities as follows:

		Financial
	Loans	liabilities	Lease	Total
		due to third	liabilities
		parties*
	EUR	EUR	EUR	EUR

Balance at January 1, 2020	31,445,928	851,032	11,971,963	44,268,924
Cash flows from financing activities
Proceeds from loans and borrowings	53,577,777	—	—	53,577,777
Repayment of loans and borrowings	(60,398,873)	(75,110)	—	(60,473,984)
Payment of lease liabilities	—	—	(3,627,998)	(3,627,998)
Interest paid	(1,236,102)	—	—	(1,236,102)
Net cash provided by (used in) financing activities	(8,057,198)	(75,110)	(3,627,998)	(11,760,307)
Foreign currency effect	(2,338,486)	—	(205,918)	(2,544,404)
New leases	—	—	878,414	878,414
Accretion of interest	1,236,102	—	197,967	1,434,069
Balance at December 31, 2020	22,286,346	775,922	9,214,428	32,276,696

Cash flows from financing activities
Proceeds from loans and borrowings**	55,552,179	1,611,762	—	57,163,941
Repayment of loans and borrowings	(44,431,773)	—	—	(44,431,773)
Payment of lease liabilities	—	—	(2,031,598)	(2,031,598)
Interest paid	(880,419)	—	—	(880,419)
Net cash provided by (used in) financing activities**	10,239,987	1,611,762	(2,031,598)	9,820,150
Foreign currency effect**	1,828,588	—	83,761	1,912,350
New leases	—	—	2,657,055	2,657,055
Disposal of leases	—	—	(168,183)	(168,183)
Accretion of interest	903,061	—	215,464	1,118,525
Balance at December 31, 2021	35,257,983	2,387,683	9,970,927	47,616,593

Cash flows from financing activities
Proceeds from loans and borrowings	56,940,668	—	—	56,940,668
Repayment of loans and borrowings	(62,779,354)	(1,147,513)	—	(63,926,867)
Payment of lease liabilities	—	—	(2,376,201)	(2,376,201)
Interest paid	(1,682,111)	—	(191,638)	(1,873,749)
Net cash provided by (used in) financing activities	(7,520,796)	(1,147,513)	(2,567,839)	(11,236,148)
Foreign currency effect	2,058,127	59,300	(266,013)	1,851,413
Non-cash movements on financial liabilities due to third parties	—	(352,864)	—	(352,864)
New leases	—	—	580,719	580,719
Accretion of interest	1,726,833	—	191,638	1,918,471
Balance at December 31, 2022	31,522,147	946,606	7,909,431	40,378,184

* Disclosed within the current other financial liabilities

** The presentation in this table has been changed to be consistent with the restatement of certain amounts for 2021 in the Consolidated Statement of Cash Flows; see Note 2.4